INCOME TAXES - Summary of Operating Loss Carryforwards (Details) - Golar Eskimo - Foreign Tax Authority - Jordan $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Amount	$ 4,991
Date of expiration	Dec. 31, 2020